Shareholder Fees	Aug. 31, 2025 USD ($)
RUNNING OAK EFFICIENT GROWTH ETF | RUNNING OAK EFFICIENT GROWTH ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0